Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
10.	LEASES
Operating leases
The Group’s leases consist of operating leases for administrative office spaces and IDC facilities in different cities in the PRC. For leases with terms greater than 12 months, the Company records the related asset and lease liability at the present value of lease payments over the lease term. The Company elected the practical expedient not to separate lease and non-lease
components of contracts, except for bandwidth service included in IDC facilities lease contracts. As of December 31, 2023, the Group had no long-term leases that were classified as a financing lease. The Company also elected the short-term lease exemption for all contracts with lease terms of 12 months or less.
Total operating lease expense was RMB170,547 and RMB97,819, including RMB9,657 and RMB8,217 short-term lease expense for the years ended December 31, 2022 and 2023, respectively. The operating lease expense was recorded in cost and expenses on the consolidated statements of operations.

	For the years ended December 31
	2022	2023
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	161,743	81,958
Non-cash right-of-use assets obtained in exchange for new lease obligations:
Operating leases	22,238	85,924
Weighted average remaining lease term
Operating leases	1.63	2.16
Weighted average discount rate
Operating leases	3.57%	5.37%
As of December 31, 2023, the Group has no significant lease contract that has been entered into but not yet commenced, and the future minimum payments under operating leases were as follows:

Amounts
RMB
2024	61,638
2025	44,847
2026 and thereafter	12,554
Less imputed interest	6,860

Total	112,179

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents.